Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	59,570,839	59,028,810
Common stock, shares outstanding (in shares)	47,657,813	47,115,784
Treasury stock, shares (in shares)	11,913,026	11,913,026